November 30, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549-1520

Harris Associates Investment Trust

—Oakmark Fund

—Oakmark Select Fund

—Oakmark Equity and Income Fund

—Oakmark Global Fund

—Oakmark International Fund

—Oakmark International Small Cap Fund

—Oakmark Global Select Fund

File Nos. 033-38953; 811-06279

Re:                             Post-Effective Amendment No. 54

Ladies and Gentlemen:

We have acted as counsel to Harris Associates Investment Trust (the “Trust”) in connection with the preparation of Post-Effective Amendment No. 54 to the Trust’s registration statement on Form N-1A (the “Amendment”), and we have reviewed a copy of the Amendment being filed with the U.S. Securities and Exchange Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Sincerely,

/s/ K&L Gates LLP

K&L Gates LLP

K&L GATES LLP

1601 K STREET N.W.   WASHINGTON   DC 20006

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